Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Registrant Name	TELECOM ARGENTINA SA
Entity Central Index Key	0000932470
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Class "A"
Entity Common Stock, Shares Outstanding	683,856,600
Class "B"
Entity Common Stock, Shares Outstanding	628,051,575
Class "C"
Entity Common Stock, Shares Outstanding	113,178
Class "D"
Entity Common Stock, Shares Outstanding	841,666,658